SIGNIFICANT ACCOUNTING POLICIES - Net earnings (losses) per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Weighted average number of ordinary shares outstanding	2,153,688,011	2,153,688,011	2,153,688,011